Acquisition and sale of businesses and brands and purchase of non-controlling interests - Fair value of net assets acquired and cash consideration paid in business combination (Details) - USD ($)
$ in Millions
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of business combinations and purchase of NCI [line items]
Cash	$ 0	$ 2	$ 0
Goodwill arising on acquisition	(4)	46	0
Non-controlling interests	(2)	0	0
Step acquisitions	0	(54)	0
Consideration payable	0	(63)	0
Cash consideration paid	0	(29)	0
Contingent consideration payable
Disclosure of business combinations and purchase of NCI [line items]
Contingent and deferred consideration payable	0	(12)	0
Deferred consideration payable
Disclosure of business combinations and purchase of NCI [line items]
Contingent and deferred consideration payable	0	(22)	0
Fair value
Disclosure of business combinations and purchase of NCI [line items]
Brands and other intangibles	8	66	0
Property, plant and equipment	0	1	0
Inventories	0	4	0
Other working capital	0	1	0
Deferred tax	(2)	0	0
Borrowings	0	(3)	0
Cash	0	2	0
Fair value of assets and liabilities	$ 6	$ 71	$ 0